Consolidated Statements of Loss - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Grant income	SFr 912	SFr 960	SFr 993
Operating income	912	960	993
Research and development expenses	(22,224)	(9,568)	(9,337)
General and administrative expenses	(11,064)	(4,624)	(3,992)
Operating expenses	(33,288)	(14,192)	(13,329)
Operating loss	(32,376)	(13,232)	(12,336)
Finance income	126	21	10
Finance expense	(6,442)	(5,120)	(2,628)
Exchange differences	49	(193)	163
Finance result, net	(6,267)	(5,292)	(2,455)
Loss before tax for the period	(38,643)	(18,524)	(14,790)
Income tax expense	(55)	(27)	(83)
Loss for the period	SFr (38,698)	SFr (18,552)	SFr (14,873)
Loss per share [abstract]
Basic, loss for the period attributable to equity holders	SFr (12.94)	SFr (6.68)	SFr (5.77)
Diluted, loss for the period attributable to equity holders	SFr (12.94)	SFr (6.68)	SFr (5.77)